Expense Example - Ashmore Emerging Markets Investment Grade Income Fund	Institutional 1 year	Institutional 3 years	Class A 1 year	Class A 3 years	Class C 1 year	Class C 3 years
USD ($)	74	1,003	495	1,471	275	1,329